Exploration costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Exploration Expense	$ 332	$ 489	$ 1,637
Mongolia
Exploration Expense	181	372	1,488
Other
Exploration Expense	$ 151	$ 117	$ 149